7. INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Expected future amortization expense related to this intangible asset
Years ending December 31,
2015	$156,713
2016	156,713
2017	156,713
2018	156,713
2019	156,713
Thereafter	248,127
$1,031,692